Commitments and contingencies (Details) (USD $)	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 License agreement	Jun. 30, 2012 Lease agreement	Dec. 31, 2011 Lease agreement	Dec. 31, 2011 Manufacturing agreement
Commitments and contingencies.
Rent expense	$ 41,000
Commitments and contingencies
Total		435,000	1,401,000	1,414,000	1,350,000
2012		162,000	110,000	123,000	390,000
2013		149,000	267,000	267,000	960,000
2014		62,000	275,000	275,000
2015		62,000	284,000	284,000
Beyond 2015				465,000
Annual obligations per year after 2015		$ 62,000